Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Commitments and contingencies

Note 24 - Commitments and contingencies

The management is not currently aware of any threatened or pending litigation or legal matters, which would have a significant effect on the Company’s consolidated financial statements as of December 31, 2019 and 2018.

Financial guarantee issued:

In 2018, as a result of the acquisition of Paris Sky Limited (Note 8(d)), the property, plant and equipment acquired included leasehold land and buildings with a value of $53.0 million at the date of acquisition which are pledged against the banking facilities from China Citic Bank International Limited of HK$215.32 million ($27.61 million) of a company beneficially owned by Kimmy Lai Ching Luk. The property pledge (allowance on guarantee) was measured at fair value on the basis of estimation of the probability that the borrower would be unable to either repay the loan or fulfil the loan contract terms (the default risk) and the amount that would be recovered at events of default (the recovery rate). The loan had been fully repaid by Kimmy Lai Ching Luk in 2019.